Property & Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 4 - PROPERTY & EQUIPMENT

Long lived assets, including property and equipment and certain intangible assets to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Impairment losses are recognized if expected future cash flows of the related assets are less than their carrying values. Measurement of an impairment loss is based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Property and Equipment and intangible assets are first recorded at cost. Depreciation and/or amortization is computed using the straight-line method over the estimated useful lives of the various classes of assets as follows between three and five years.

Maintenance and repair expenses, as incurred, are charged to expense. Betterments and renewals are capitalized in plant and equipment accounts. Cost and accumulated depreciation applicable to items replaced or retired are eliminated from the related accounts with any gain or loss on the disposition included as income.

Assets stated at cost, less accumulated depreciation consisted of the following:

	September 30, 2023	December 31, 2022
Furniture/fixtures	$39,746	$39,746
Office equipment	43,780	43,780
Automobile	37,410	29,905
Tooling/Molds	214,454	86,005
Less: accumulated depreciation	(125,294)	(61,456)
Fixed assets, net	$210,096	$137,980

Depreciation expense

Depreciation expense for the nine months ended September 30, 2023 and 2022 was $63,839 and $46,606, respectively.

NOTE 4 - PROPERTY & EQUIPMENT

Long lived assets, including property and equipment and certain intangible assets to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Impairment losses are recognized if expected future cash flows of the related assets are less than their carrying values. Measurement of an impairment loss is based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Property and Equipment and intangible assets are first recorded at cost. Depreciation and/or amortization is computed using the straight-line method over the estimated useful lives of the various classes of assets as follows between three and five years.

Maintenance and repair expenses, as incurred, are charged to expense. Betterments and renewals are capitalized in plant and equipment accounts. Cost and accumulated depreciation applicable to items replaced or retired are eliminated from the related accounts with any gain or loss on the disposition included as income.

Assets stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2022	December 31, 2021
Furniture/fixtures	$39,746	$14,904
Office equipment	43,780	14,522
Automobile	29,905	29,905
Tooling/Molds	86,005	176,990
Less: accumulated depreciation	(61,456)	(131,260)
Fixed assets, net	$137,980	$105,061

Depreciation expense

Depreciation expense for the years ended December 31, 2022 and 2021 was $61,079 and $57,561, respectively.

During the year ended December 31, 2022, the Company disposed of certain property and equipment it was no longer using, resulting in a loss on disposal of $28,264.